Fair Value Measurement (Details 2) (Non-recurring, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013 Carrying Value Level 1	Sep. 30, 2013 Carrying Value Level 3	Mar. 31, 2013 Fair Value Level 1	Sep. 30, 2013 Fair Value Level 3
Fair Value Measurement
Debt	$ 122,032	$ 127,532	$ 112,110	$ 94,203